Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets Current [Abstract]
Prepaid expenses	$ 78	$ 441
Insurance claims	22	134
Other	204	390
Total	$ 304	$ 965